Basic and Diluted Earnings (Loss) per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) per Share
Note 15 – Basic and Diluted Earnings per Share
Basic earnings per share excludes common stock equivalents and is calculated by dividing net income attributable to Ocwen common stockholders by the weighted average number of common shares outstanding during the year. We calculate diluted earnings per share by dividing net income attributable to Ocwen, as adjusted to add back any preferred stock dividends, by the weighted average number of common shares outstanding including the potential dilutive common shares related to outstanding stock options, restricted stock awards and preferred stock. The following is a reconciliation of the calculation of basic earnings per share to diluted earnings per share for the three and nine months ended September 30:

	Three Months		Nine Months
	2015	2014	2015	2014
Basic earnings per share:
Net income (loss) attributable to Ocwen common stockholders	$(66,869)	$(76,189)	$(22,776)	$49,273

Weighted average shares of common stock	125,383,639	130,551,197	125,322,742	133,318,381

Basic earnings (loss) per share	$(0.53)	$(0.58)	$(0.18)	$0.37

Diluted earnings per share (1):
Net income (loss) attributable to Ocwen common stockholders	$(66,869)	$(76,189)	$(22,776)	$49,273
Preferred stock dividends (2)	—	—	—	—
Adjusted net income (loss) attributable to Ocwen	$(66,869)	$(76,189)	$(22,776)	$49,273

Weighted average shares of common stock	125,383,639	130,551,197	125,322,742	133,318,381
Effect of dilutive elements (1):
Preferred stock (2)	—	—	—	—
Stock options	—	—	—	3,558,689
Common stock awards	—	—	—	4,256
Dilutive weighted average shares of common stock	125,383,639	130,551,197	125,322,742	136,881,326

Diluted earnings (loss) per share	$(0.53)	$(0.58)	$(0.18)	$0.36

Stock options and common stock awards excluded from the computation of diluted earnings per share:
Anti-dilutive (3)	2,037,872	91,250	1,965,049	47,083
Market-based (4)	924,438	295,000	924,438	295,000

(1)
For the three and nine months ended September 30, 2015 and for three months ended September 30, 2014, we have excluded the effect of preferred stock, stock options and common stock awards from the computation of diluted earnings per share because of the anti-dilutive effect of our reported net loss.

(2)
Prior to the conversion of our remaining preferred stock into common stock in July 2014, we computed the effect on diluted earnings per share using the if-converted method. For purposes of computing diluted earnings per share, we assume the conversion of the preferred stock into shares of common stock unless the effect is anti-dilutive. Conversion of the preferred stock was not assumed for the nine months ended September 30, 2014 because the effect would have been antidilutive.

(3)	These options were anti-dilutive because their exercise price was greater than the average market price of our stock.

(4)	Shares that are issuable upon the achievement of certain performance criteria related to Ocwen’s stock price and an annualized rate of return to investors.

Note 22 — Basic and Diluted Earnings (Loss) per Share
Basic earnings per share excludes common stock equivalents and is calculated by dividing net income attributable to Ocwen common stockholders by the weighted average number of common shares outstanding during the year. We calculate diluted earnings per share by dividing net income attributable to Ocwen, as adjusted to add back preferred stock dividends and interest expense on convertible notes, net of income tax, by the weighted average number of common shares outstanding including the potential dilutive common shares related to outstanding stock options, restricted stock awards, the preferred stock and convertible notes. The following is a reconciliation of the calculation of basic earnings per share to diluted earnings per share for the years ended December 31:

	2014	2013	2012
Basic earnings (loss) per share:
Net income (loss) attributable to Ocwen common stockholders	$(472,602)	$298,398	$180,778

Weighted average shares of common stock	131,362,284	135,678,088	133,912,643

Basic earnings (loss) per share	$(3.60)	$2.20	$1.35

Diluted earnings (loss) per share (1):
Net income (loss) attributable to Ocwen common stockholders	$(472,602)	$298,398	$180,778
Preferred stock dividends (1) (2)	—	—	—
Interest expense on 3.25% Convertible Notes, net of income tax (3)	—	—	107
Adjusted net income (loss) attributable to Ocwen	$(472,602)	$298,398	$180,885

Weighted average shares of common stock	131,362,284	135,678,088	133,912,643
Effect of dilutive elements (1):
Preferred Shares (1) (2)	—	—	—
3.25% Convertible Notes (2)	—	—	1,008,891
Stock options	—	4,110,355	3,593,419
Common stock awards	—	12,063	6,326
Dilutive weighted average shares of common stock	131,362,284	139,800,506	138,521,279

Diluted earnings (loss) per share	$(3.60)	$2.13	$1.31

Stock options excluded from the computation of diluted earnings per share:
Anti-dilutive (3)	314,688	—	143,125
Market-based (4)	295,000	547,500	1,535,000

(1)
For 2014, we have excluded the effect of the Preferred Shares, stock options and common stock awards from the computation of diluted earnings per share because of the anti-dilutive effect of our reported net loss.

(2)
Prior to the conversion of the remaining Preferred Shares into common stock in July 2014 and the redemption of the remaining 3.25% Convertible Notes into common stock in March 2012, we computed their effect on diluted earnings per share using the if-converted method. For purposes of computing diluted earnings per share, we assumed the conversion of the Preferred Shares and the 3.25% Convertible Notes into shares of common stock unless the effect was anti-dilutive. Conversion of the Preferred Shares was not assumed for 2013 and 2012 because the effect would have been antidilutive.

(3)	These stock options were anti-dilutive because their exercise price was greater than the average market price of our stock.

(4)	Shares that are issuable upon the achievement of certain performance criteria related to Ocwen’s stock price and an annualized rate of return to investors.